4. Intangible Assets - Intangible Assets (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 67,647	$ 61,690
Less: Impairment Charges
Less: Accumulated Amortization	(16,287)	(15,261)
Patents - net	$ 51,360	$ 46,419